TETON Westwood Equity Fund
Schedule of Investments—June 30, 2023 (Unaudited)
1
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Shares
Market
Value
COMMON STOCKS  — 98.5%
Air Freight and Logistics  — 2.1%
3,802 FedEx Corp. ....................................................... $ 942,516
Banking  — 2.4%
37,839 Bank of America Corp. ...................................... 1,085,601
Business Services  — 2.3%
4,440 Visa Inc., Cl. A .................................................... 1,054,411
Commercial Services and Supplies  — 0.6%
1,561 Waste Management Inc. .................................... 270,709
Computer Hardware  — 2.5%
5,842 Apple Inc. ........................................................... 1,133,173
Computer Software and Services  — 9.7%
2,966 Accenture plc, Cl. A ........................................... 915,248
7,517 Alphabet Inc., Cl. A† ......................................... 899,785
3,356 CACI International Inc., Cl. A† ......................... 1,143,859
4,134 Microsoft Corp. .................................................. 1,407,793
4,366,685
Consumer Products  — 4.2%
11,889 Church & Dwight Co. Inc. ................................ 1,191,635
3,443 The Estee Lauder Companies Inc., Cl. A .......... 676,136
1,867,771
Diversified Industrial  — 4.9%
5,072 Eaton Corp. plc .................................................. 1,019,979
5,680 Honeywell International Inc. ............................ 1,178,600
2,198,579
Electronics  — 2.2%
11,188 Microchip Technology Inc. ................................ 1,002,333
Energy and Energy Services  — 1.7%
6,699 EOG Resources Inc. ........................................... 766,634
Energy: Integrated  — 5.5%
7,213 DTE Energy Co. ................................................. 793,574
11,081 NextEra Energy Inc. .......................................... 822,210
9,662 WEC Energy Group Inc. ................................... 852,575
2,468,359
Energy: Oil  — 5.9%
6,466 Chevron Corp. ................................................... 1,017,425
7,847 ConocoPhillips ................................................... 813,028
7,737 Exxon Mobil Corp. ............................................ 829,793
2,660,246
Equipment and Supplies  — 1.9%
3,576 Danaher Corp. ................................................... 858,240
Financial Services  — 14.4%
18,798 American International Group Inc. .................. 1,081,637
4,020 Arthur J. Gallagher & Co. ................................. 882,671
2,863 Berkshire Hathaway Inc., Cl. B† ....................... 976,283
6,370 JPMorgan Chase & Co. ...................................... 926,453
2,670 The Goldman Sachs Group Inc. ........................ 861,182
6,429 The Progressive Corp. ....................................... 851,007
21,775 Wells Fargo & Co. .............................................. 929,357
6,508,590
Food and Beverage  — 5.1%
2,754 Domino's Pizza Inc. ........................................... 928,070
Shares
Market
Value
5,218 McCormick & Co. Inc., Non-Voting ................. $ 455,166
5,031 PepsiCo Inc. ........................................................ 931,842
2,315,078
Health Care  — 13.1%
4,878 Abbott Laboratories ........................................... 531,799
4,851 Becton Dickinson & Co. .................................... 1,280,712
11,654 Gilead Sciences Inc. ........................................... 898,174
1,877 HCA Healthcare Inc. ......................................... 569,632
9,044 Johnson & Johnson ............................................ 1,496,963
2,376 UnitedHealth Group Inc. .................................. 1,142,001
5,919,281
Real Estate  — 7.0%
6,256 Prologis Inc., REIT ............................................. 767,173
2,904 Public Storage, REIT .......................................... 847,620
14,192 Ventas Inc., REIT ................................................ 670,856
27,451 VICI Properties Inc., REIT ................................. 862,785
3,148,434
Retail  — 7.6%
4,240 Dollar General Corp. ......................................... 719,867
539 O'Reilly Automotive Inc.† ................................. 514,907
3,022 The Home Depot Inc. ........................................ 938,754
7,996 Walmart Inc. ....................................................... 1,256,811
3,430,339
Telecommunications  — 3.9%
45,442 AT&T Inc. ........................................................... 724,800
3,545 Motorola Solutions Inc. ..................................... 1,039,677
1,764,477
Transportation  — 1.5%
3,367 Union Pacific Corp. ............................................ 688,955
TOTAL COMMON STOCKS ......................... 44,450,411
SHORT TERM INVESTMENT  — 1.5%
Other Investment Companies  — 1.5%
688,603 Dreyfus Treasury Securities Cash
Management, 4.960%* .................................... 688,603
TOTAL INVESTMENTS — 100.0%
(Cost $39,123,935) ........................................... $ 45,139,014
* 1 day yield as of June 30, 2023.
† Non-income producing security.
REIT Real Estate Investment Trust